CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2014	Dec. 31, 2013
Current Assets:
Cash and cash equivalents (Note 4)	$ 8,464,426	$ 2,975,837
Marketable securities (Notes 5 and 6)	271,201	318,442
Deposits, advances and other	212,904	159,194
Total current assets	8,948,531	3,453,473
Property, plant and equipment, net (Note 7)	19,020,236	19,303,296
Total assets	27,968,767	22,756,769
Current Liabilities:
Accounts payable and accrued expenses (Note 3)	4,072,035	615,273
Accrued interest	16,715	64,262
Total current liabilities	4,088,750	679,535
Convertible notes and interest notes (Note 11)	33,361,754	23,998,658
Other (Note 11)	1,012,491	1,012,491
Total liabilities	38,462,995	25,690,684
SHAREHOLDERS' EQUITY
Common shares and equity units	289,326,172	289,149,413
Contributed Surplus	11,682,644	5,171,603
Warrants	543,915	543,915
Stock options (Note 9)	19,912,232	19,849,225
Accumulated deficit	(331,909,376)	(317,645,497)
Accumulated other comprehensive loss	(49,815)	(2,574)
Total shareholders' deficit	(10,494,228)	(2,933,915)
Total liabilities and shareholders' equity	$ 27,968,767	$ 22,756,769